Intangible Assets/Liabilities - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets And Liabilities [Abstract]
Intangible Liabilities - Charter Agreements
	December 31, 2020	December 31, 2019
Opening balance	$6,470	$8,470
Amortization in the period	(2,008)	(2,000)
Closing balance	$4,462	$6,470

Intangible Assets - Charter Agreements
	December 31, 2020	December 31, 2019
Opening balance	$1,467	$5,400
Amortization in the period	(1,467)	(3,933)
Closing balance	$—	$1,467